PUBLIC SERVICE ELETRIC POWER CONCESSIONS - Electric Power Transmission (Details)	12 Months Ended
Dec. 31, 2017
Eletrosul
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Electric power transmission period	30 years
Eletronorte
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Electric power transmission period	30 years
Chesf
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Electric power transmission period	30 years
Furnas
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Electric power transmission period	30 years